PPP LOAN (Details Narrative) - USD ($)	May 02, 2020	Apr. 30, 2021	Jan. 31, 2021
PPP Loan-current portion		$ 79,362	$ 43,294	[1]
PPP Loan-Long term		$ 130,085	$ 166,153
Paycheck Protection Promissory (PPP) [Member]
Proceeds from PPP Loan	$ 209,447
Maturity of loan	May 02, 2022
Monthly instalments	$ 8,818
Fixed rate per annum	1.00%

[1]	Derived from audited information